Borrowings ( Pre-Swap annual contractual maturities) (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pre-swap annual contractual maturities of long-term debt outstanding
2014	$ 3,854
2015	4,566
2016	4,114
2017	5,386
2018	2,662
2019 and beyond	16,453
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 37,036	$ 29,660